Trade receivables (Tables)	6 Months Ended
Jun. 30, 2024
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Trade Receivables
Trade receivables are generally due within a payment period of between 30 to 90 days. Due to their short-term nature, the carrying amount is considered to be the same as their fair value.

(CHF in millions)	6/30/2024	12/31/2023

Gross carrying amount	327.3	218.1
Expected credit loss	(13.4)	(13.3)
Trade receivables	314.0	204.8